Hedge accounting (Detail 7) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Foreign Currency Translation Reserve [Line Items]
Foreign currency translation reserve		$ 4,028	$ 3,924		$ 4,466
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries		643	777	[1]
of which: for which hedge accounting continues to be applied	[1]	386	521
of which: for which hedge accounting is no longer applied	[1]	257	255
Effective portion of changes in fair value of hedging instruments reclassified to other income upon disposal of investment	[1]	(14)	2
UBS AG
Foreign Currency Translation Reserve [Line Items]
Foreign currency translation reserve		4,032	3,940		$ 4,455
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries	[1]	634	770
of which: for which hedge accounting continues to be applied	[1]	377	515
of which: for which hedge accounting is no longer applied	[1]	257	255
Effective portion of changes in fair value of hedging instruments reclassified to other income upon disposal of investment	[1]	$ (14)	$ 2

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.